Tax Receivables and Tax Payables (Tables)	12 Months Ended
Dec. 31, 2022
Tax Receivables And Tax Payables [Abstract]
Summary of Breakdown of Tax Receivables and Tax Payables	The breakdown in the account is as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Tax Receivables	21,018	25,063
Tax Payables	(41,655)	(19,440)